Subsequent Events - Summary of Preliminary fair Value of Assets and Liabilities (Details) - 1CM Agreement - Previously Reported $ in Thousands	Jan. 07, 2026 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Inventory	$ 385
Prepaid expenses and deposits	10
Right of use assets	554
Property, plant and equipment	1,172
Lease liabilities	(435)
Total identifiable net assets acquired	1,686
Goodwill	3,314
Total Purchase Price	$ 5,000